Interest Rate Swaps (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Derivatives, Fair Value [Line Items]
Projected cash flow hedge	$ 748	$ 748
Unrealized losses on related to interest rate swap included in other comprehensive income	798	1,363
Unrealized gains or losses attributable to derivatives	$ 0	$ 0